Income Taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Income Taxes
Income Taxes

Note 11: Income Taxes

The effective tax rate was 27% for the nine months ended March 31, 2023, respectively, compared to 26% for the same periods of 2022. State tax rates vary among states and average approximately 6.0% although some state rates are higher, and a small number of states do not impose an income tax.

For the nine months ended March 31, 2023, and 2022, the difference between the Company’s effective tax rate and the federal statutory rate primarily resulted from state income taxes.

Note 10: Income Taxes

The Company accounts for income taxes under an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s consolidated financial statements or tax returns as well as tax credits carry forward. In estimating future tax consequences, the Company generally considers all expected future events other than enactments of changes in the tax laws or rates. Valuation allowances are established as necessary to reduce deferred tax assets to the amount more likely than not to be realized.

The Company’s policy on income statement classification of interest and penalties related to income tax obligations is to include such items as part of total interest expense and other expense, respectively. As of June 30, 2022, and 2021, the Company did not have any material uncertain tax positions and thus has not recognized any interest or penalties in these consolidated financial statements.

Domestic income (loss) before income taxes and details of the income tax expense (benefit) are as follows:

	Year Ended June 30
(In thousands)	2022	2021	2020
Income Tax Expense (Benefit):
Current:
Federal	$7,937	$7,201	$(1,759)
State	2,663	2,304	849
Total Current	$10,599	$9,505	$(910)
Deferred:
Federal	(951)	1,070	1,137
State	(226)	216	149
Total Deferred	(1,177)	1,286	1,286
Income Tax Expense	$9,423	$10,791	$376

The items accounting for the difference between income taxes computed at the U.S. federal statutory income tax rate and the income tax expense (benefit) at the effective tax rate for each of the years are as follows:

	Year Ended June 30
(In thousands)	2022		2021		2020
Federal Income Tax Provision at Statutory Rate	$7,484	21%	$9,444	21%	$1,205	21%
State Taxes, Net of Federal Benefits	2,437	6%	2,520	6%	997	17%
Meals Entertainments	—	0%	6	0%	18	0%
Foreign Derived Intangible Income	(618)	-2%	(802)	-2%	(598)	-10%
NOL Carryback Refund Before AMT	—	0%	—	0%	(1,216)	-21%
Debt Forgiveness and Interest Income	—	0%	—	0%	—	0%
Other	120	-1%	(377)	-1%	(30)	-1%
Income Tax Expense	$9,423	24%	$10,791	24%	$376	6%

In year ended June 30, 2020 the company recorded an Income Tax benefit of $2.5 million related to NOL Carrybacks under the provision in the CARES Act.

Deferred income taxes reflect the net tax effects of temporary differences between the amount of assets and liabilities for accounting purposes and the amounts used for tax purposes.

The components of deferred taxes consist of the following (amounts in thousands):

	Year Ended June 30
(In thousands)	2022	2021
Deferred Tax Assets:
Other Deferred (ICDISC)	$583	$245
Net Operating Losses	30	30
Bad Debt	39	83
Total Deferred Tax Assets	652	358
Deferred Tax Liabilities:
Inventory	(324)	(875)
Accruals Not Currently Deductible	(792)	(98)
Prepaids	(1,004)	(1,224)
Property and Equipment	(1,399)	(1,924)
Goodwill/Intangibles	(2,404)	(2,685)
Total Deferred Tax Liabilities	(5,923)	(6,806)
Net Deferred Tax Liability	$(5,271)	$(6,448)

As of June 30, 2022, 2021 and 2020, the Company had recorded no unrecognized tax benefits and, therefore, no accrued interest or penalties for unrecognized tax positions as of fiscal year ended June 30, 2022. In addition, the Company is under examination by Internal Revenue Service and Florida tax authorities. These proceedings may lead to adjustments or proposed adjustments to their taxes or provisions for uncertain tax provisions. The Company believes that it would prevail under such examination and, accordingly, has not recorded a provision for uncertain tax positions.

The Company evaluates deferred tax assets each period for recoverability. The Company records a valuation allowance for assets that do not meet the threshold of “more likely than not” to be realized in the future. To make that determination, the Company evaluates the likelihood of realization based on the weight of all positive and negative evidence available. As of June 30, 2022, and 2021, the Company has not recorded a valuation allowance.

The Company will reevaluate this determination quarterly and record a tax expense if and when future evidence requires a valuation allowance.

The Company’s tax years after fiscal year 2018 remain open for federal purposes and fiscal year 2016 for certain state taxes.

In addition, due to the Florida tax examination, tax years 2008 through 2016 also remain open.